Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, authorized shares	100,000,000	100,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, shares outstanding	401,772,713	430,808,244
Common Stock Class T
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	5,055,645	5,282,025
Common stock, shares outstanding	5,055,645	5,282,025
Common Stock Class S
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	181,391,241	195,023,616
Common stock, shares outstanding	181,391,241	195,023,616
Common Stock Class D
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	25,928,114	27,512,551
Common stock, shares outstanding	25,928,114	27,512,551
Common Stock Class I
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	189,397,713	202,990,052
Common stock, shares outstanding	189,397,713	202,990,052